IFRS 7 - Disclosure - Market Risk - Portfolio Market Risk Measures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Market Risk [line items]
Total VaR (one-day measure)	$ 51.4	$ 20.4
Stressed Value-at-Risk (one-day)	49.5	51.5
Incremental Risk Capital Charge (one-year)	301.6	230.7
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	20.6	8.6
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	37.3	13.8
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.0	7.1
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.0	4.3
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.8	2.2
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	48.9	16.5
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(75.2)	(32.1)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	46.6	21.2
Stressed Value-at-Risk (one-day)	57.4	47.9
Incremental Risk Capital Charge (one-year)	325.2	225.0
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.1	9.4
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	35.1	13.2
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	12.7	6.5
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.9	4.7
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.7	2.1
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	37.0	15.6
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(64.9)	(30.3)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	118.8	31.8
Stressed Value-at-Risk (one-day)	126.9	84.4
Incremental Risk Capital Charge (one-year)	482.9	279.6
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	36.8	17.2
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	109.3	22.5
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	42.8	11.5
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.4	10.2
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	4.8
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	69.5	23.5
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.1	13.6
Stressed Value-at-Risk (one-day)	31.3	33.4
Incremental Risk Capital Charge (one-year)	164.8	173.1
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.6	4.3
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.9	7.5
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.5	3.6
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.9	1.0
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.2	1.0
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 10.9	$ 10.6